Future Minimum Rental Payments on Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 4,664
2014	4,609
2015	1,485
2016	314
2017 and thereafter	118
Operating Leases, Future Minimum Payments Due, Total	11,190
Unrelated Parties
Operating Leased Assets [Line Items]
2013	806
2014	636
2015	484
2016	314
2017 and thereafter	118
Operating Leases, Future Minimum Payments Due, Total	2,358
Related Party
Operating Leased Assets [Line Items]
2013	3,858
2014	3,973
2015	1,001
Operating Leases, Future Minimum Payments Due, Total	$ 8,832